Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	$ 28
Equity securities	78	$ 71
Foreign currency derivative contracts, liabilities at fair value	3
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	24
Interest rate contracts	4	1
Equity securities	78	71
Foreign government debt securities	16	18
Total assets	122	90
Contingent payments related to acquisitions	433	518
Foreign currency derivative contracts, liabilities at fair value	3
Interest rate contracts, liabilities at fair value		2
Total liabilities	436	520
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	78	71
Foreign government debt securities	3	3
Total assets	81	74
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	24
Interest rate contracts	4	1
Foreign government debt securities	13	15
Total assets	41	16
Foreign currency derivative contracts, liabilities at fair value	3
Interest rate contracts, liabilities at fair value		2
Total liabilities	3	2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	433	518
Total liabilities	$ 433	$ 518